Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
BORROWINGS
10.	BORROWINGS

The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. The bank borrowings were for working capital and capital expenditure purposes. The balance of borrowings consisted of the following:

	As of December 31,
	2024	2025
Bank of China Xinyu Branch (a)	$9,737	$11,400
Export-Import Bank of China Jiangxi Branch (b)	6,051	6,199
Xinyu Rural Commercial Bank Gaoxin Branch (c)	4,173	4,275
Agricultural Bank of China Xinyu Branch (d)	3,477	-
Total short-term borrowings	23,438	21,874
Industrial and Commercial Bank of China Limited Xinyu High Tech Branch (e)	-	143
Total long-term borrowing, current	-	143
Industrial and Commercial Bank of China Limited Xinyu High Tech Branch (e)	-	8,336
Total long-term borrowing, non-current	-	8,336
Total Borrowings	$23,438	$30,353

(a)	For the year ended December 31, 2024, Jiangxi Yibo entered into two bank loan agreements with Bank of China Xinyu Branch in a total amount of $9,737 (RMB70,000) with an annual interest rate of 3.10%, which were fully repaid upon maturity. The loans were guaranteed by Jiangxi Leibotai and related parties and secured by the land use rights and properties owned by Jiangxi Yibo. For the year ended December 31, 2025, Jiangxi Leibotai entered into a bank loan agreement of $1,425 (RMB10,000) with Bank of China Xinyu Branch, with a maturity date of March 18, 2026, and an annual interest rate of 2.90%, which was guaranteed by Jiangxi Yibo. For the year ended December 31, 2025, Jiangxi Yibo entered into two bank loan agreements in a total amount of $9,975 (RMB70,000) with maturity dates from July 9, 2026 to July 22, 2026, and an annual interest rate of 3.00%. These two loans were guaranteed by Jiangxi Leitaibo, and secured by the land use rights and properties owned by Jiangxi Yibo.
(b)	For the year ended December 31, 2024, Jiangxi Yibo entered into a bank loan agreement of $6,051 (RMB43,500) with Export-Import Bank of China Jiangxi Branch with an annual interest rate of 3.10%, which was fully repaid on September 9, 2025. For the year ended December 31, 2025, Jiangxi Yibo entered into another bank loan agreement of $6,199 (RMB43,500) with Export-Import Bank of China Jiangxi Branch with an annual interest rate of 3.00% and a maturity date of September 8, 2026. The outstanding loan balances as of December 31, 2024 and 2025 were guaranteed by Xinyu High-Tech Investment Co., Ltd, a related party of the Group. (See Note 16).

(c)	For the year ended December 31, 2024, Jiangxi Yibo entered into a bank loan with an amount of $4,173 (RMB30,000) with an annual interest rate of 3.80%, which was fully repaid upon maturity. On January 14, 2025, Jiangxi Yibo entered into another bank loan with an amount of $4,275 (RMB30,000) with a maturity date of January 13, 2026 and an annual interest rate of 3.35%. The loan was guaranteed by a related party of the Group. (See Note 16).

(d)	For the year ended December 31, 2024, Jiangxi Yibo had an outstanding balance of $3,477 (RMB25,000) with a maturity date of April 24, 2025 and an annual interest rate of 3.00%, which was fully repaid upon maturity. The loan was guaranteed by the related parties of the Group (See Note 16) and was secured by mortgaging the properties of Jiangxi Yibo. On January 2, 2025 and April 29, 2025, Jiangxi Yibo entered in two bank loans with an amount of approximately $2,138 (RMB15,000) and $3,563 (RMB25,000), respectively, each bearing an annual interest rate of 3.10% which were both fully repaid on December 29, 2025. These loans were secured by the land use rights and properties owned by Jiangxi Yibo.

(e)	On March 13, 2025, Jiangxi Yibo entered into another bank loan with an amount of approximately $4,275 (RMB30,000) with an annual interest rate of 2.80%, which was fully repaid on August 29, 2025. On August 29, 2025, Jiangxi Yibo entered into a three-year bank loan agreement with a principal amount of $8,550 (RMB60,000) maturing on August 28, 2028 and bearing an annual interest rate of 3.00%, which was guaranteed by Planet Image. In accordance with the repayment schedule stipulated in this agreement, Jiangxi Yibo repaid $71 (RMB500) of principal during the year ended December 31, 2025. As of December 31, 2025, the outstanding balance was $8,479 (RMB55,000). The following is the principal repayment schedule for the long-term loan as of December 31, 2025:

Year ending December 31,	Repayment amount
2026	$143
2027	143
2028	8,193
Total	$8,479

Interest expenses were $1,234, $976 and $1,018 for the years ended December 31, 2023, 2024 and 2025, respectively. The weighted average interest rates of short-term loans outstanding were 4.01%, 3.21% and 3.52% per annum for the years ended December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2025, the Group had unutilized lines of credit aggregating $774 for short-term financing. To utilize these unused lines of credit, the Group is required to obtain consent of the lenders and be in compliance with financial covenants, such as requirement for certain financial ratios and use the funds according to the agreed purpose, etc. The Group has been in compliance with these financial covenants up to the date of this annual report.